SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II
IAC HOLDINGS, INC. AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2019
Allowance for doubtful accounts and revenue reserves	$18,136	$65,723	(a)	$247		$(59,958)	(b)	$24,148
Deferred tax valuation allowance	$86,778	$7,813	(c)	$(1,601)	(d)	$—		$92,990
Other reserves	$4,726							$5,060
2018
Allowance for doubtful accounts and revenue reserves	$10,710	$48,362	(a)	$(557)		$(40,379)	(b)	$18,136
Deferred tax valuation allowance	$91,040	$(2,056)	(e)	$(2,206)	(d)	$—		$86,778
Other reserves	$—							$4,726
2017
Allowance for doubtful accounts and revenue reserves	$15,474	$28,460	(a)	$(723)		$(32,501)	(b)	$10,710
Deferred tax valuation allowance	$55,680	$29,721	(f)	$5,639	(g)	$—		$91,040
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(a)    Additions to the allowance for doubtful accounts are charged to expense.
(b)    Write-off of fully reserved accounts receivable.
(c)    Amount is primarily related to an increase in foreign NOLs partially offset by a net decrease in unbenefited capital losses.
(d)    Amount is primarily related to currency translation adjustments on foreign NOLs.
(e)    Amount is primarily related to an expiring tax credit.
(f)    Amount is due primarily to the establishment of foreign NOLs related to an acquisition.
(g)    Amount is primarily related to acquired state NOLs, acquired foreign tax credits and currency translation adjustments on foreign NOLs.